Note 17 - Subsequent Events (Details Textual) - Term Sheet [Member] - HSBC Bank PLC [Member] - Subsequent Event [Member]	1 Months Ended
Apr. 21, 2019 USD ($)
Debt Instrument, Maximum Borrowing Capacity	$ 4,500,000
Debt Instrument, Number of Consecutive Quarterly Equal Instalments	12
Debt Instrument, Periodic Payment, Total	$ 200,000
Debt Instrument, Period Following Drawdown at Which Payments Commence	90 days
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	$ 2,100,000
London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument, Basis Spread on Variable Rate	2.70%
M/V Eirini P [Member]
Debt Instrument, Borrowing Capacity, Percentage of the Market Value of Vessel	49.90%